Amounts Receivable and Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Amounts Receivable and Other Assets [Abstract]
Schedule of Amounts Receivable and Other Assets	Amounts receivable and other assets
	As at	As at
	December 31,	December 31,
	2024	2023
Utility deposits	$1,942,476	$2,297,314
Prepaid expenses	142,066	115,577
Accounts receivable	1,836	565,680
Other receivable	169,037	-
Interest receivable (note 10)	72,000	48,000
	2,327,415	3,026,571
Long-term deposits and prepaid expenses	(1,942,476)	(2,159,314)
	$384,939	$867,257